Cover Cover	Dec. 07, 2020	Nov. 19, 2020	Nov. 18, 2020
Cover [Abstract]
Entity File Number			001-36373
Entity Tax Identification Number			95-3359658
Entity Address, Postal Zip Code			94568
City Area Code			510
Local Phone Number			352-5000
Document Type			8-K
Document Period End Date	Dec. 07, 2020
Entity Registrant Name			TRINET GROUP, INC.
Entity Emerging Growth Company			false
Title of 12(b) Security			Common stock par value $0.000025 per share
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Written Communications			false
Soliciting Material		false
Entity Incorporation, State or Country Code			DE
Trading Symbol			TNET
Security Exchange Name			NYSE
Entity Address, Address Line One			One Park Place, Suite 600
Entity Address, City or Town			Dublin,
Entity Address, State or Province			CA